Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM)(6)	Adjusted Operating Profit ($MM)(7)
					TSR(4)	Peer Group TSR(5)

2025	$9,634,679	$13,022,079	$3,047,503	$3,730,219	$113.03	$189.72	$406.1	$656.2

2024	$9,943,569	$6,179,460	$3,155,427	$2,249,541	$110.57	$158.87	$422.2	$638.7

2023	$9,324,923	$18,677,596	$2,839,996	$4,172,979	$104.48	$135.24	$376.9	$664.3

2022	$6,358,427	($110,112)	$2,300,506	$408,028	$58.26	$114.48	$401.3	$716.2

2021	$8,686,894	$5,819,382	$2,599,946	$1,802,544	$92.21	$121.12	$413.0	$684.8

Named Executive Officers, Footnote		The PEO in each covered year is Mark Morelli. The Non-PEO NEOs for whom the average compensation is presented in this table are: for fiscal 2025, Anshooman Aga and Kathryn Rowen; for fiscal 2024, Anshooman Aga and Kathryn Rowen; for fiscal 2023, Anshooman Aga and Kathryn Rowen; for fiscal 2022, David Naemura, Anshooman Aga, Kathryn Rowen, and Aaron Saak; and for fiscal 2021, David Naemura, Kathryn Rowen, and Andrew Nash.
Peer Group Issuers, Footnote		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials Index.
PEO Total Compensation Amount	[1]	$ 9,634,679	$ 9,943,569	$ 9,324,923	$ 6,358,427	$ 8,686,894
PEO Actually Paid Compensation Amount	[1],[2]	$ 13,022,079	6,179,460	18,677,596	(110,112)	5,819,382
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Morelli, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Morelli during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Morelli’s total compensation for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards(a)	Inclusion of Equity Values(b)	Compensation Actually Paid to PEO

2025	$9,634,679	$6,206,906	$9,594,306	$13,022,079

2024	$9,943,569	$7,399,852	$3,635,743	$6,179,460

2023	$9,324,923	$5,953,567	$15,306,240	$18,677,596

2022	$6,358,427	$4,197,627	($2,270,912)	($110,112)

2021	$8,686,894	$4,496,611	$1,629,099	$5,819,382

(a)The amounts in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The amounts included in the Inclusion of Equity Values column represent the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; the fair value as of the vesting date of awards that are granted and vest in same applicable year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; a deduction of the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year; and the value of any dividends or other earnings on equity awards paid during the year that are not otherwise included. Equity values are calculated in accordance with FASB ASC Topic 718. The amounts included or excluded in calculating the Equity Values column are as follows:

Year	Fair Value as of the End of the Fiscal Year of Unvested Equity Awards Granted in that Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings on Equity Awards Paid During the Year that are not Otherwise Reflected in Total Compensation	Total Equity Values

2025	$8,836,099	$474,029	—	$284,178	—	—	$9,594,306

2024	$5,186,043	($2,503,830)	—	$953,530	—	—	$3,635,743

2023	$8,630,468	$5,693,926	—	$981,846	—	—	$15,306,240

2022	$3,413,208	($4,736,334)	—	($947,786)	—	—	($2,270,912)

2021	$3,646,544	($1,664,447)	—	($352,998)	—	—	$1,629,099

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,047,503	3,155,427	2,839,996	2,300,506	2,599,946
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 3,730,219	2,249,541	4,172,979	408,028	1,802,544
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Morelli), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Morelli) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Morelli) for each year to determine the average compensation actually paid, using the same methodology described above in Note 2:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Average Stock Awards and Option Awards	Inclusion of Average Equity Values(a)	Average Compensation Actually Paid to Non-PEO NEOs

2025	$3,047,503	$1,556,892	$2,239,608	$3,730,219

2024	$3,155,427	$1,998,520	$1,092,634	$2,249,541

2023	$2,839,996	$1,391,045	$2,724,028	$4,172,979

2022	$2,300,506	$1,319,375	($573,103)	$408,028

2021	$2,599,946	$1,333,253	$535,851	$1,802,544

(a)The amounts included or excluded in calculating the Average Equity Values column are as follows:

Year	Average Fair Value as of the End of the Fiscal Year of Unvested Equity Awards Granted in that Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings on Equity Awards Paid During the Year that are not Otherwise Reflected in Total Compensation	Total Average Equity Values

2025	$2,100,148	$82,569	—	$56,891	—	—	$2,239,608

2024	$1,430,751	($598,087)	—	$259,970	—	—	$1,092,634

2023	$1,664,507	$976,779	—	$82,742	—	—	$2,724,028

2022	$736,236	($1,020,728)	—	($288,611)	—	—	($573,103)

2021	$1,130,021	($483,969)	—	($110,201)	—	—	$535,851

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph compares the amount of compensation actually paid to Mr. Morelli and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Morelli) with the Company’s cumulative TSR over the five years presented in the table. The chart also compares the Company’s TSR to that of the S&P 500 Industrials Index over the same period.

PEO AND AVERAGE NON-PEO COMPENSATION ACTUALLY PAID VERSUS TSR

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph provides the amount of compensation actually paid to Mr. Morelli and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Morelli) compared with the Company’s net income over the five years presented in the table.

PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS NET INCOME

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted Operating Profit
The following graph compares the amount of compensation actually paid to Mr. Morelli and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Morelli) with Adjusted Operating Profit over the five years presented in the table.

PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS ADJUSTED OPERATING PROFIT

Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance measures are as follows:
•Adjusted Operating Profit(1)
•Core Sales Growth(1)
•Adjusted Free Cash Flow Conversion(1)
(1)    Adjusted operating profit refers to operating profit calculated in accordance with GAAP but excluding amortization of acquisition-related intangible assets, costs associated with restructurings including one-time terminations benefits and related charges and impairment and other charges associated with facility closure, contract termination and other related activities, and the related impact of certain divested or exited businesses or product lines not considered discontinued operations (“Restructuring- and divestiture-related adjustments”), transaction- and deal-related costs, one-time costs related to the separation, amortization of acquisition-related inventory fair value step-up, gains and losses on sale of property, other charges which represent charges incurred that are not part of our core operating results (“Other charges”), and normalization and other adjustments which represent adjustments for standalone public company costs. Core sales refers to total sales calculated in accordance with GAAP but excluding (i) sales from acquired and divested businesses; (ii) the impact of currency translation; and (iii) certain other items. Adjusted Free Cash Flow Conversion refers to free cash flow adjusted for cash received from the sale of property and cash paid for Restructuring- and divestiture-related adjustments, transaction- and deal-related costs, one-time costs related to the separation, and Other charges.

Total Shareholder Return Amount	[4]	$ 113.03	110.57	104.48	58.26	92.21
Peer Group Total Shareholder Return Amount	[5]	189.72	158.87	135.24	114.48	121.12
Net Income (Loss)	[6]	$ 406,100,000	$ 422,200,000	$ 376,900,000	$ 401,300,000	$ 413,000,000.0
Company Selected Measure Amount	[7]	656,200,000	638,700,000	664,300,000	716,200,000	684,800,000
PEO Name		Mark Morelli
Additional 402(v) Disclosure		TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Operating Profit
Non-GAAP Measure Description		We determined Adjusted Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for previous years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	$ (6,206,906)	$ (7,399,852)	$ (5,953,567)	$ (4,197,627)	$ (4,496,611)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	9,594,306	3,635,743	15,306,240	(2,270,912)	1,629,099
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,836,099	5,186,043	8,630,468	3,413,208	3,646,544
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		474,029	(2,503,830)	5,693,926	(4,736,334)	(1,664,447)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		284,178	953,530	981,846	(947,786)	(352,998)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	0	0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	[10]	Adjusted Operating Profit
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	[10]	Core Sales Growth
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	[10]	Adjusted Free Cash Flow Conversion
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,556,892)	(1,998,520)	(1,391,045)	(1,319,375)	(1,333,253)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	2,239,608	1,092,634	2,724,028	(573,103)	535,851
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,100,148	1,430,751	1,664,507	736,236	1,130,021
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		82,569	(598,087)	976,779	(1,020,728)	(483,969)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		56,891	259,970	82,742	(288,611)	(110,201)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0	$ 0

[1]	The PEO in each covered year is Mark Morelli. The Non-PEO NEOs for whom the average compensation is presented in this table are: for fiscal 2025, Anshooman Aga and Kathryn Rowen; for fiscal 2024, Anshooman Aga and Kathryn Rowen; for fiscal 2023, Anshooman Aga and Kathryn Rowen; for fiscal 2022, David Naemura, Anshooman Aga, Kathryn Rowen, and Aaron Saak; and for fiscal 2021, David Naemura, Kathryn Rowen, and Andrew Nash.
[2]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Morelli, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Morelli during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Morelli’s total compensation for each year to determine the compensation actually paid:
[3]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Morelli), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Morelli) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Morelli) for each year to determine the average compensation actually paid, using the same methodology described above in Note 2:
[4]	TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[5]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials Index.
[6]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.
[7]	We determined Adjusted Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for previous years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
[8]	The amounts in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[9]	The amounts included in the Inclusion of Equity Values column represent the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; the fair value as of the vesting date of awards that are granted and vest in same applicable year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; a deduction of the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year; and the value of any dividends or other earnings on equity awards paid during the year that are not otherwise included. Equity values are calculated in accordance with FASB ASC Topic 718. The amounts included or excluded in calculating the Equity Values column are as follows:
[10]	Adjusted operating profit refers to operating profit calculated in accordance with GAAP but excluding amortization of acquisition-related intangible assets, costs associated with restructurings including one-time terminations benefits and related charges and impairment and other charges associated with facility closure, contract termination and other related activities, and the related impact of certain divested or exited businesses or product lines not considered discontinued operations (“Restructuring- and divestiture-related adjustments”), transaction- and deal-related costs, one-time costs related to the separation, amortization of acquisition-related inventory fair value step-up, gains and losses on sale of property, other charges which represent charges incurred that are not part of our core operating results (“Other charges”), and normalization and other adjustments which represent adjustments for standalone public company costs. Core sales refers to total sales calculated in accordance with GAAP but excluding (i) sales from acquired and divested businesses; (ii) the impact of currency translation; and (iii) certain other items. Adjusted Free Cash Flow Conversion refers to free cash flow adjusted for cash received from the sale of property and cash paid for Restructuring- and divestiture-related adjustments, transaction- and deal-related costs, one-time costs related to the separation, and Other charges.
[11]	The amounts included or excluded in calculating the Average Equity Values column are as follows: